Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.1%
Adams Mill CLO Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 1.23% (A), 07/15/2026 (B)	$ 352,628	$ 352,646
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.59%, 0.67% (A), 03/25/2036	81,350	81,102
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 1.28% (A), 07/22/2032 (B)	4,300,000	4,302,090
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class A,
3-Month LIBOR + 1.40%, 1.53% (A), 10/20/2031 (B)	4,300,000	4,300,731
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 5,474,047	6,341,084
Ares European CLO X DAC
Series 10A, Class AR,
3-Month EURIBOR + 0.78%, 0.78% (A), 10/15/2031 (B)	4,400,000	5,101,240
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.76%, 0.85% (A), 02/25/2036	$ 2,128,279	1,966,420
Assurant CLO Ltd.
Series 2018-3A, Class AR,
3-Month LIBOR + 1.04%, 1.17% (A), 10/20/2031 (B)	5,500,000	5,501,771
Barings Euro CLO DAC
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 3,017,287	3,494,228
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.06% (A), 03/25/2035	$ 363,819	363,814
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 1.09% (A), 06/25/2035	133,740	133,744
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.33% (A), 12/25/2036	12,687,687	12,720,623
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.75% (A), 10/25/2032	4,300	4,286

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust (continued)
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 1.06% (A), 06/25/2034	$ 1,305,465	$ 1,323,871
Series 2006-SD3, Class 21A1,
2.69% (A), 07/25/2036	44,450	44,510
BRSP Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.15%, 1.24% (A), 08/19/2038 (B)	5,500,000	5,499,998
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	1,748,136	1,753,842
CIFC Funding Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 0.99% (A), 10/25/2027 (B)	6,689,596	6,692,653
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.08% (A), 10/24/2030 (B)	5,400,000	5,401,550
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 1.44% (A), 10/25/2037 (B)	2,179,846	2,198,227
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.03% (A), 10/25/2034	3,582,829	3,579,926
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 0.25% (A), 12/25/2036 (B)	7,215,928	4,832,565
Series 2007-FS1, Class 1A1,
4.40% (A), 10/25/2037 (B)	2,164,868	2,242,184
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 0.23% (A), 04/25/2047	2,617,998	2,565,527
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 0.23% (A), 06/25/2047	7,364,382	7,072,304
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 0.24% (A), 06/25/2047	806,878	804,130
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 0.23% (A), 08/25/2037	2,391,457	2,370,995
CVC Cordatus Loan Fund XI DAC
Series 11A, Class AR,
3-Month EURIBOR + 0.65%, 0.65% (A), 10/15/2031 (B)	EUR 4,400,000	5,096,974
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 1.66% (A), 11/25/2034	$ 2,500,000	2,495,423
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 10/15/2027 (B)	5,083,022	5,083,246
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/16/2024 (B)	8,100,000	8,230,483

Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.40% (A), 10/25/2036	$ 5,400,000	$ 4,741,673
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.18% (A), 01/21/2028 (B)	4,936,896	4,937,173
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 1.41% (A), 12/25/2034	2,561,786	2,270,615
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.69% (A), 11/25/2032	1,283	1,222
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 0.87% (A), 10/25/2034	2,211,236	2,203,350
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.31% (A), 04/25/2037	1,225,933	1,069,526
KVK CLO Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.03% (A), 01/14/2028 (B)	1,893,222	1,893,294
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.13% (A), 07/20/2030 (B)	5,300,000	5,300,254
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.21% (A), 05/15/2028 (B)	2,006,097	2,006,097
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 1.24% (A), 08/25/2037	2,596,145	2,540,451
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 1.02% (A), 11/25/2034	715,932	715,953
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 0.34% (A), 03/25/2037	2,510,186	1,448,206
Series 2007-NC2, Class A2C,
1-Month LIBOR + 0.26%, 0.35% (A), 02/25/2037	8,410,336	5,079,777
Newcastle Mortgage Securities Trust
Series 2006-1, Class M5,
1-Month LIBOR + 0.72%, 0.81% (A), 03/25/2036	5,500,000	5,376,676
OCP CLO Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 0.93% (A), 07/15/2027 (B)	635,645	635,719
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	937,025	939,139

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 0.23% (A), 03/25/2037	$ 4,346,284	$ 3,315,673
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 0.31% (A), 05/25/2037	6,807,890	5,199,629
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month LIBOR + 1.16%, 0.00% (A), 07/20/2032 (B)	5,000,000	5,000,400
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 0.72% (A), 12/25/2035	4,395,623	4,399,951
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 0.70% (A), 01/25/2036	59,963	59,956
Series 2006-KS2, Class M3,
1-Month LIBOR + 0.62%, 0.70% (A), 03/25/2036	5,500,000	5,406,820
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 0.25% (A), 11/25/2036	96,532	154,453
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R,
3-Month LIBOR + 1.14%, 0.00% (A), 08/13/2031 (B)	4,800,000	4,799,990
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 0.67% (A), 12/15/2025 (B)	2,086,022	2,085,812
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 1.18% (A), 10/20/2028 (B)	5,877,711	5,877,863
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.11% (A), 07/25/2030 (B)	5,000,000	5,000,060
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 0.91% (A), 06/25/2035	7,644	8,418
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 0.20% (A), 02/25/2037	1,150,776	407,912
Steele Creek CLO Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.03% (A), 05/21/2029 (B)	4,926,223	4,923,119
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.63%, 0.72% (A), 11/25/2035	5,315,799	5,278,524
STWD Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.20%, 1.28% (A), 04/18/2038 (B)	5,300,000	5,301,603

Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO III Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 0.97% (A), 04/20/2028 (B)	$ 3,531,598	$ 3,531,810
Tralee CLO Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 1.24% (A), 10/20/2028 (B)	7,385,964	7,386,157
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	7,366	7,574
Series 2004-20C, Class 1,
4.34%, 03/01/2024	64,657	66,401
Series 2008-20L, Class 1,
6.22%, 12/01/2028	311,566	347,855
Venture XX CLO Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 0.95% (A), 04/15/2027 (B)	1,186,603	1,186,651
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 10/20/2028 (B)	5,279,531	5,279,521
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month LIBOR + 1.05%, 1.18% (A), 07/20/2030 (B)	5,500,000	5,497,305
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 0.78% (A), 10/25/2035	3,978,202	3,879,121
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 0.34% (A), 04/25/2037	3,664,409	1,792,679

Total Asset-Backed Securities (Cost $225,406,198)		239,306,569

CORPORATE DEBT SECURITIES - 39.2%
Aerospace & Defense - 0.9%
Boeing Co.
1.43%, 02/04/2024	6,600,000	6,610,558
2.75%, 02/01/2026	5,800,000	6,039,121
Spirit AeroSystems, Inc.
3.95%, 06/15/2023 (C)	4,200,000	4,263,000
Textron, Inc.
2.45%, 03/15/2031	800,000	800,700

		17,713,379

Airlines - 0.4%
American Airlines Pass-Through Trust
3.35%, 04/15/2031	2,680,426	2,698,425
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,380,529	3,392,296
United Airlines Pass-Through Trust
4.15%, 10/11/2025	1,485,313	1,568,265

		7,658,986

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.6%
Nissan Motor Co. Ltd.
3.20%, 09/17/2028 (C) (D)	EUR 4,100,000	$ 5,332,308
4.81%, 09/17/2030 (B)	$ 5,400,000	6,067,324

		11,399,632

Banks - 9.2%
AIB Group PLC
4.75%, 10/12/2023 (B)	6,600,000	7,098,762
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	1,600,000	1,609,568
1.13%, 09/18/2025	1,600,000	1,582,683
Banco Espirito Santo SA
2.63%, 05/08/2017 (D) (E) (F)	EUR 1,600,000	268,737
4.00%, 01/21/2019 (D) (E) (F)	800,000	134,369
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	7,142,095
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	5,100,000	5,105,933
Fixed until 10/24/2025, 1.20% (A), 10/24/2026	6,500,000	6,448,651
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.09% (A), 07/20/2023 (B)	8,000,000	8,120,110
Barclays Bank PLC
7.63%, 11/21/2022	756,000	810,372
Barclays PLC
3-Month LIBOR + 1.63%, 1.74% (A), 01/10/2023	5,200,000	5,217,568
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	7,085,000
Fixed until 09/15/2022 (G), 7.88% (A) (D)	GBP 3,000,000	4,264,522
BBVA USA
2.50%, 08/27/2024	$ 4,000,000	4,194,261
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	5,400,000	5,371,909
Fixed until 02/25/2031 (G), 4.63% (A) (B) (C)	5,200,000	5,310,500
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.55% (A), 09/01/2023	4,300,000	4,349,622
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	8,200,981
ING Groep NV
4.63%, 01/06/2026 (B)	900,000	1,021,002
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (A), 04/22/2027	5,300,000	5,308,330
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,151,360
3.90%, 07/15/2025	6,150,000	6,723,133
Lloyds Bank PLC
7.50% (H), 04/02/2032 (D)	9,600,000	7,425,740
Lloyds Banking Group PLC
Fixed until 06/27/2023 (G), 7.63% (A) (D)	GBP 2,500,000	3,625,618
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	$ 5,100,000	5,428,995
Mizuho Financial Group, Inc.
Fixed until 07/10/2023, 1.24% (A), 07/10/2024	5,400,000	5,462,645
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,602,888
Natwest Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,090,866
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,321,505

Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Markets PLC
0.63%, 03/02/2022 (D)	EUR 5,800,000	$ 6,749,133
Societe Generale SA
4.25%, 09/14/2023 (B)	$ 6,500,000	6,938,993
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	5,400,000	5,308,755
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	5,300,000	5,340,744
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,113,207
7.83%, 12/04/2023 (B)	5,650,000	6,434,004
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	5,400,000	5,413,074
3-Month LIBOR + 1.23%, 1.36% (A), 10/31/2023	2,000,000	2,024,781

		182,800,416

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	5,700,000	6,784,634

Biotechnology - 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	6,400,000	6,854,079
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,660,685

		9,514,764

Capital Markets - 3.0%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.35% (A), 06/12/2024 (B)	6,600,000	6,701,297
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	7,074,159
Deutsche Bank AG
3.30%, 11/16/2022	4,500,000	4,642,414
3.70%, 05/30/2024	8,200,000	8,729,234
4.25%, 10/14/2021	4,100,000	4,104,417
5.00%, 02/14/2022	5,300,000	5,386,778
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	10,700,000	11,591,616
Nomura Holdings, Inc.
2.68%, 07/16/2030	4,200,000	4,238,299
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,429,640
4.25%, 03/23/2028 (B)	4,900,000	5,506,160

		60,404,014

Chemicals - 0.5%
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025 (B)	5,400,000	5,353,481
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	5,226,393

		10,579,874

Communications Equipment - 0.3%
Motorola Solutions, Inc.
2.30%, 11/15/2030	5,500,000	5,399,574

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	284,086	279,825
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (I)	4,002,424	948,074

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 11/01/2021 (B) (G)	$ 500,930	$ 2,500

		1,230,399

Consumer Finance - 3.4%
Capital One Financial Corp.
4.25%, 04/30/2025	6,000,000	6,631,397
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	8,000,000	8,156,054
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, Zero Coupon (A), 12/01/2021	EUR 800,000	925,753
1.74%, 07/19/2024	800,000	937,374
2.33%, 11/25/2025	900,000	1,071,205
3.25%, 09/15/2025	1,700,000	2,097,051
4.38%, 08/06/2023	$ 5,200,000	5,415,072
4.54%, 03/06/2025	GBP 3,700,000	5,305,582
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.01% (A), 03/26/2022 (D)	EUR 1,900,000	2,203,479
4.20%, 11/06/2021	$ 6,400,000	6,422,581
Hyundai Capital America
0.80%, 04/03/2023 (B)	5,500,000	5,501,918
Nissan Motor Acceptance Co. LLC
2.60%, 09/28/2022 (D)	6,130,000	6,242,190
OneMain Finance Corp.
6.88%, 03/15/2025	5,600,000	6,293,000
Volkswagen Bank GmbH
1.88%, 01/31/2024 (D)	EUR 2,300,000	2,780,567
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (B)	$ 6,500,000	6,946,375

		66,929,598

Diversified Financial Services - 1.3%
Aircastle Ltd.
2.85%, 01/26/2028 (B)	4,400,000	4,452,564
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	4,069,219
5.50%, 12/15/2024 (B)	4,800,000	5,378,820
DAE Funding LLC
1.63%, 02/15/2024 (B)	5,500,000	5,445,000
GE Capital Funding LLC
3.45%, 05/15/2025	5,200,000	5,609,431
Tayarra Ltd.
3.63%, 02/15/2022	485,468	488,505

		25,443,539

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	6,600,000	6,418,039
2.75%, 06/01/2031	6,500,000	6,659,147
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	5,100,000	5,372,085

		18,449,271

Electric Utilities - 3.2%
Alabama Power Co.
1.45%, 09/15/2030	2,400,000	2,275,179
Appalachian Power Co.
2.70%, 04/01/2031	5,300,000	5,430,361
Edison International
3.55%, 11/15/2024	3,900,000	4,134,965
Enel Finance International NV
1.88%, 07/12/2028 (B)	5,300,000	5,273,475

Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Evergy, Inc.
2.45%, 09/15/2024	$ 1,500,000	$ 1,567,115
FirstEnergy Corp.
4.40%, 07/15/2027	3,100,000	3,400,976
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	3,454,906
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,065,884
NextEra Energy Capital Holdings, Inc.
2.20%, 12/02/2026	AUD 7,700,000	5,638,134
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.50% (A), 11/15/2021	$ 4,300,000	4,302,007
1.75%, 06/16/2022	4,300,000	4,293,126
3.15%, 01/01/2026	5,100,000	5,267,834
3.30%, 12/01/2027 (J)	300,000	308,570
3.40%, 08/15/2024 (J)	2,000,000	2,075,424
3.45%, 07/01/2025	1,800,000	1,879,741
3.50%, 06/15/2025 (C) (J)	1,000,000	1,042,884
4.25%, 08/01/2023 (J)	1,700,000	1,779,130
Southern California Edison Co.
3.65%, 06/01/2051	5,400,000	5,557,158

		62,746,869

Entertainment - 0.5%
Electronic Arts, Inc.
1.85%, 02/15/2031	4,200,000	4,056,898
Walt Disney Co.
3.60%, 01/13/2051	5,600,000	6,256,643

		10,313,541

Equity Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,413,237
4.30%, 01/15/2026	4,100,000	4,543,202
American Tower Corp.
2.40%, 03/15/2025	5,100,000	5,302,433
3.38%, 05/15/2024	7,800,000	8,309,860
Boston Properties LP
3.40%, 06/21/2029	6,500,000	7,034,825
Brandywine Operating Partnership LP
3.95%, 11/15/2027	2,500,000	2,718,235
Digital Realty Trust LP
3.70%, 08/15/2027	1,600,000	1,777,606
Federal Realty Investment Trust
3.50%, 06/01/2030 (C)	2,100,000	2,276,008
Hudson Pacific Properties LP
4.65%, 04/01/2029	1,200,000	1,375,994
Kimco Realty Corp.
1.90%, 03/01/2028	5,500,000	5,495,352
MPT Operating Partnership LP / MPT Finance Corp.
2.55%, 12/05/2023	GBP 1,000,000	1,382,702
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031 (C)	$ 5,500,000	5,593,940
Piedmont Operating Partnership LP
3.15%, 08/15/2030	5,500,000	5,647,047
Sabra Health Care LP
3.90%, 10/15/2029	900,000	947,184
SBA Tower Trust
2.33%, 07/15/2052 (B)	4,800,000	4,888,119
Service Properties Trust
4.35%, 10/01/2024	6,500,000	6,581,250
Simon Property Group LP
2.00%, 09/13/2024	6,800,000	7,034,089

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025 (D)	EUR 4,900,000	$ 5,904,597
Welltower, Inc.
4.25%, 04/15/2028	$ 5,900,000	6,692,129

		84,917,809

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	5,500,000	5,240,236

Gas Utilities - 0.6%
Boston Gas Co.
3.00%, 08/01/2029 (B)	6,150,000	6,404,353
National Fuel Gas Co.
2.95%, 03/01/2031	5,500,000	5,562,904

		11,967,257

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.55%, 03/15/2031 (C)	5,300,000	5,441,018
HCA, Inc.
5.38%, 09/01/2026	5,300,000	6,063,995
5.88%, 02/01/2029	100,000	120,169

		11,625,182

Hotels, Restaurants & Leisure - 1.3%
Choice Hotels International, Inc.
3.70%, 12/01/2029	2,400,000	2,552,784
Expedia Group, Inc.
2.95%, 03/15/2031	2,500,000	2,523,592
3.80%, 02/15/2028	1,200,000	1,301,404
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	6,550,302
Marriott International, Inc.
4.15%, 12/01/2023 (C)	7,000,000	7,465,501
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,324,000

		26,717,583

Insurance - 0.7%
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,393,963
Great-West Lifeco US Finance LP
0.90%, 08/12/2025 (B)	5,500,000	5,413,165
Sitka Holdings LLC
3-Month LIBOR + 4.50%, 5.25% (A), 07/06/2026 (B)	5,500,000	5,580,724

		13,387,852

IT Services - 0.4%
PayPal Holdings, Inc.
2.85%, 10/01/2029	6,700,000	7,144,684

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 1.78% (A), 02/01/2024	3,500,000	3,599,000
4.46%, 07/23/2022	3,800,000	3,896,579

		7,495,579

Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 4,300,000	$ 4,513,735
Chevron Corp.
2.24%, 05/11/2030 (C)	5,400,000	5,530,458
Shell International Finance BV
2.75%, 04/06/2030 (C)	5,800,000	6,151,799
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	6,500,000	6,715,037

		22,911,029

Pharmaceuticals - 1.5%
Bayer US Finance II LLC
3.88%, 12/15/2023 (B)	13,800,000	14,683,364
4.25%, 12/15/2025 (B)	3,800,000	4,199,156
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	3,500,000	3,441,438
Teva Pharmaceutical Finance II BV
1.25%, 03/31/2023 (D)	EUR 2,800,000	3,186,621
3.25%, 04/15/2022	3,800,000	4,423,113

		29,933,692

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.
3.14%, 11/15/2035	$ 6,707,000	6,675,410
3.19%, 11/15/2036	5,300,000	5,275,880
3.46%, 09/15/2026	5,524,000	5,975,225
4.11%, 09/15/2028	4,078,000	4,533,600

		22,460,115

Software - 0.4%
VMware, Inc.
2.95%, 08/21/2022	7,100,000	7,246,847

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029	4,100,000	4,951,676
5.45%, 06/15/2023	6,500,000	6,977,406

		11,929,082

Tobacco - 0.5%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,728,233
4.25%, 07/21/2025 (B)	4,900,000	5,340,321

		10,068,554

Wireless Telecommunication Services - 0.3%
Sprint Corp.
7.13%, 06/15/2024	200,000	227,640
T-Mobile USA, Inc.
2.55%, 02/15/2031	5,100,000	5,112,433

		5,340,073

Total Corporate Debt Securities (Cost $754,570,314)		775,754,064

FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
Brazil - 3.6%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2022 - 07/01/2022	BRL 410,716,000	71,407,661

Israel - 1.2%
Israel Government Bond
5.50%, 01/31/2022	ILS 16,500,000	5,398,409

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
Israel Government Bond - FRN, 0.02% (A), 11/30/2021	ILS 37,000,000	$ 11,475,457
Israel Government International Bond
2.75%, 07/03/2030	$ 6,400,000	6,801,856

		23,675,722

Japan - 1.5%
Japan Bank for International Cooperation
2.88%, 07/21/2027	8,500,000	9,220,157
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,505,860
3.38%, 09/27/2023 (B)	10,500,000	11,080,803

		28,806,820

Kuwait - 0.1%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	1,300,000	1,313,000

Peru - 0.6%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 13,200,000	3,207,453
6.35%, 08/12/2028 (D)	9,600,000	2,398,406
6.95%, 08/12/2031 (D)	3,000,000	752,215
8.20%, 08/12/2026 (D)	23,000,000	6,260,269

		12,618,343

Qatar - 0.9%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	$ 7,300,000	8,508,427
5.10%, 04/23/2048 (C) (D)	6,900,000	9,148,103

		17,656,530

Total Foreign Government Obligations (Cost $154,588,881)		155,478,076

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.83% (A), 05/30/2025	4,171,000	4,138,579

Total Loan Assignment (Cost $4,171,000)		4,138,579

MORTGAGE-BACKED SECURITIES - 10.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	5,900,000	6,395,240
ACRES Commercial Realty Corp.
Series 2020-RSO9, Class A,
SOFRA + 2.61%, 2.66% (A), 04/17/2037 (B)	901,397	902,070
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.74% (A), 01/25/2036	51,299	48,658
Series 2005-4, Class 1A1,
2.13% (A), 08/25/2035	60,248	47,081
Series 2005-5, Class 2A1,
2.67% (A), 09/25/2035	43,436	41,518
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	14,387	14,726
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.51% (A), 05/25/2035	102,999	101,177

Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-56, Class 5A2,
1-Month LIBOR + 1.54%, 1.63% (A), 11/25/2035	$ 261,657	$ 243,695
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 1.09% (A), 12/25/2035	8,403	7,723
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 2.09% (A), 01/25/2036	5,176,085	4,590,351
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	2,566,022	2,579,297
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.63% (A), 08/25/2035	3,294,404	2,217,770
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.28% (A), 09/20/2046	1,406,733	1,289,247
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 0.28% (A), 03/20/2047	1,460,633	1,261,260
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	692,275	449,607
Series 2007-HY4, Class 1A1,
2.61% (A), 06/25/2037	537,137	493,307
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 0.79% (A), 02/25/2047	2,861,015	1,605,691
Ashford Hospitality Trust
Series 2018-KEYS, Class A,
1-Month LIBOR + 1.00%, 1.08% (A), 06/15/2035 (B)	7,500,000	7,499,968
Banc of America Funding Trust
Series 2005-D, Class A1,
2.78% (A), 05/25/2035	1,409,773	1,461,277
Series 2006-D, Class 5A1,
2.68% (A), 05/20/2036	109,647	107,196
Series 2006-J, Class 4A1,
3.41% (A), 01/20/2047	30,166	29,087
BCAP LLC Trust
Series 2009-RR3, Class 2A2,
2.72% (A), 05/26/2037 (B)	3,961,679	3,577,243
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.46% (A), 10/25/2035	1,095,681	1,044,388
Series 2006-6, Class 31A1,
3.08% (A), 11/25/2036	2,055,824	1,544,959
Series 2006-6, Class 32A1,
2.97% (A), 11/25/2036	475,388	316,584
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.32%, 0.41% (A), 02/25/2034	206,754	202,023
Series 2006-R1, Class 2E21,
3.09% (A), 08/25/2036	469,083	397,630
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.58% (A), 08/25/2033	182,173	183,819
Series 2003-8, Class 2A1,
2.26% (A), 01/25/2034	14,462	14,733
Series 2003-8, Class 4A1,
2.54% (A), 01/25/2034	41,143	42,658
Series 2003-9, Class 2A1,
2.93% (A), 02/25/2034	22,465	22,878

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2004-10, Class 22A1,
4.58% (A), 01/25/2035	$ 28,330	$ 29,689
Series 2006-4, Class 1A1,
2.81% (A), 10/25/2036	65,258	64,336
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.71% (A), 01/26/2036	154,021	129,312
Series 2007-R6, Class 2A1,
2.73% (A), 12/26/2046	128,974	115,837
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 1.00%, 2.07% (A), 02/15/2041 (D)	GBP 934,261	1,250,824
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
2.89% (A), 08/25/2034	$ 4,392	4,485
Series 2005-HY10, Class 5A1,
3.00% (A), 02/20/2036	43,404	35,732
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,511,069
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 2.22% (A), 09/25/2035	67,273	70,781
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.21% (A), 09/25/2035	36,679	38,639
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	5,000,000	5,379,262
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
2.73% (A), 06/25/2033	71,854	72,671
CSMC Trust
Series 2008-3R, Class 1A2,
3.10% (A), 07/26/2037 (B)	538,671	460,317
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	7,243,826
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
1.97% (A), 08/25/2035	48,534	48,347
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (B)	5,300,000	5,602,532
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.02% (A), 06/13/2045 (D)	GBP 1,154,819	1,555,867
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.16% (A), 07/15/2038 (B)	$ 5,471,535	5,486,980
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.75% (A), 08/25/2035	13,902	10,934
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	3,943,849	4,116,407
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	2,074,817

Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 0.43% (A), 12/25/2034	$ 148,036	$ 150,923
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	1,511,089	1,592,990
Series 2005-AR6, Class 2A1,
2.86% (A), 09/25/2035	63,704	65,543
Series 2006-AR1, Class 2A1,
2.97% (A), 01/25/2036	1,324	1,365
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.40%, 0.49% (A), 09/19/2046	165,713	153,034
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 19,198,187	25,971,215
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	8,607,320
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 0.26% (A), 01/25/2037	4,167,103	4,222,303
Series 2006-R1, Class A3,
2.97% (A), 12/25/2035	2,167,617	2,093,580
Lehman XS Trust
Series 2007-4N, Class 2A,
1-Month LIBOR + 0.20%, 0.29% (A), 03/25/2047	4,975,690	5,068,064
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.49% (A), 03/25/2036	219,400	16,143
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class A,
SOFRA + 0.96%, 1.01% (A), 07/15/2036 (B)	5,300,000	5,295,014
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	3,464,361	3,588,089
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	4,396,503	4,610,577
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.66% (A), 10/25/2037	679,440	565,116
NACC Reperforming Loan Trust REMIC
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	283,455	284,730
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.03% (A), 01/15/2026 (B)	4,000,000	4,012,540
RALI Trust
Series 2005-QA13, Class 2A1,
3.95% (A), 12/25/2035	1,120,785	1,053,655
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 0.89% (A), 10/25/2045	130,807	113,875
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 0.24% (A), 02/25/2047	2,822,978	1,406,291

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan Trust REMIC
Series 2003-R4, Class 2A,
4.70% (A), 01/25/2034 (B)	$ 219,313	$ 217,489
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	84,690	85,206
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.43% (A), 06/25/2035 (B)	207,250	200,781
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 0.43% (A), 01/25/2036 (B)	1,928,466	1,901,069
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,653,211	1,530,945
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,670	2,798
Series 2005-SA4, Class 1A21,
2.94% (A), 09/25/2035	290,207	215,911
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.26% (A), 06/12/2044 (D)	5,670,507	5,402,105
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 0.63% (A), 01/20/2035	324,556	324,828
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.85% (A), 10/20/2027	4,899	4,868
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.41% (A), 09/25/2034	21,253	21,730
Series 2004-20, Class 3A1,
3.06% (A), 01/25/2035	27,089	27,560
Series 2005-1, Class 1A1,
2.84% (A), 02/25/2035	127,244	130,060
Series 2005-17, Class 3A1,
2.82% (A), 08/25/2035	23,770	22,964
Series 2005-18, Class 3A1,
2.73% (A), 09/25/2035	587,351	465,195
Series 2006-8, Class 1A2,
3.09% (A), 09/25/2036	1,771,750	1,541,795
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	29,077	28,448
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	16,320	15,891
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	42,901	43,787
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.65% (A), 02/25/2036	105,238	101,415
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.75% (A), 09/19/2032	5,903	5,914
Structured Asset Securities Corp. Trust
Series 2005-5, Class 2A2,
5.50%, 04/25/2035	1,195,526	1,192,919

Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 19,228,440	$ 25,977,761
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.10%, 10/20/2051	9,362,664	12,714,310
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.37% (A), 09/25/2033	$ 308,963	308,996
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 0.67% (A), 10/25/2045	1,005,998	1,010,250
Series 2006-AR10, Class 1A1,
2.86% (A), 09/25/2036	371,369	372,884
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 1.07% (A), 07/25/2046	74,581	70,555
Series 2007-HY1, Class 1A1,
2.90% (A), 02/25/2037	184,992	175,187
Series 2007-HY1, Class 3A3,
3.09% (A), 02/25/2037	1,760,553	1,756,798
Series 2007-HY4, Class 2A2,
2.70% (A), 04/25/2037	1,577,846	1,500,349

Total Mortgage-Backed Securities (Cost $197,284,909)		206,278,660

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Florida - 0.3%
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	5,500,000	5,559,296

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,479,645

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.78%, 03/15/2028	3,500,000	3,521,794

Total Municipal Government Obligations (Cost $11,107,215)		11,560,735

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.63% (A), 09/01/2035	21,639	22,578
1-Year CMT + 2.22%, 2.29% (A), 08/01/2023	3,233	3,235
12-Month LIBOR + 1.87%, 2.29% (A), 09/01/2035	68,075	68,445
3.50%, 03/01/2048 - 08/01/2049	1,457,044	1,570,198
4.00%, 12/01/2047 - 04/01/2048	1,193,809	1,284,658
5.00%, 04/01/2023 - 06/01/2026	772,472	805,177
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.33% (A), 08/25/2022	15,957,934	135,596
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.43% (A), 12/15/2029	10,784	10,799

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.29% (A), 10/25/2044	$ 399,837	$ 410,065
12-MTA + 1.40%, 1.49% (A), 07/25/2044	194,076	199,886
6.50%, 07/25/2043	37,078	44,830
Federal National Mortgage Association
12-MTA + 1.20%, 1.30% (A), 06/01/2043	43,551	44,360
6-Month LIBOR + 1.38%, 1.51% (A), 08/01/2035	173,760	175,472
12-Month LIBOR + 1.35%, 1.72% (A), 12/01/2034	2,999	3,124
6-Month LIBOR + 1.61%, 1.73% (A), 08/01/2036	5,211	5,246
1-Year CMT + 1.81%, 1.83% (A), 08/01/2035	6,612	6,672
6-Month LIBOR + 1.75%, 2.00% (A), 05/01/2035	46,201	46,693
1-Year CMT + 2.04%, 2.04% (A), 09/01/2035	133,939	136,255
1-Year CMT + 2.15%, 2.15% (A), 07/01/2032	2,466	2,458
1-Year CMT + 2.18%, 2.30% (A), 10/01/2035	1,204	1,212
1-Year CMT + 2.22%, 2.33% (A), 01/01/2028	7,380	7,356
1-Year CMT + 2.24%, 2.33% (A), 01/01/2036	1,549,216	1,650,482
3.00%, 08/01/2049	1,578,535	1,704,706
3.50%, 05/01/2049	927,127	1,007,574
4.00%, 12/01/2040 - 02/01/2048	2,714,807	2,930,560
5.00%, 12/01/2022 - 06/01/2037	2,154,234	2,249,424
5.50%, 01/01/2025 - 09/01/2027	22,689	23,752
Government National Mortgage Association
1-Month LIBOR + 0.58%, 0.67% (A), 06/20/2065	3,580,383	3,603,298
1-Month LIBOR + 0.60%, 0.69% (A), 04/20/2065 - 10/20/2065	31,018,784	31,223,531
1-Month LIBOR + 0.62%, 0.71% (A), 09/20/2065	4,300,749	4,333,421
1-Month LIBOR + 0.70%, 0.79% (A), 10/20/2065	20,307	20,420
1-Month LIBOR + 0.75%, 0.84% (A), 08/20/2067	2,601,387	2,633,368
1-Month LIBOR + 0.77%, 0.86% (A), 10/20/2066	5,385,014	5,452,459
1-Month LIBOR + 0.78%, 0.87% (A), 09/20/2066	7,636,050	7,725,224
1-Month LIBOR + 0.80%, 0.89% (A), 06/20/2066	4,182,327	4,237,078
12-Month LIBOR + 0.80%, 1.03% (A), 09/20/2067	3,636,589	3,688,033
1-Month LIBOR + 0.95%, 1.04% (A), 12/20/2066	2,026,909	2,060,033
3.00%, 11/15/2049	3,338,343	3,485,547
4.00%, 07/15/2049 - 12/15/2049	1,338,805	1,440,565

Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
2.00%, TBA (K)	$ 180,100,000	$ 181,172,054
2.50%, TBA (K)	17,400,000	17,896,172
3.50%, TBA (K)	22,220,000	23,525,859
5.00%, TBA (K)	2,800,000	2,919,266

Total U.S. Government Agency Obligations (Cost $309,875,771)		309,967,141

U.S. GOVERNMENT OBLIGATIONS - 21.1%
U.S. Treasury - 21.1%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	59,800,000	51,559,274
1.63%, 11/15/2050 (L)	18,900,000	16,929,527
1.88%, 02/15/2041	12,900,000	12,589,594
2.75%, 08/15/2042 - 11/15/2042 (L)	10,900,000	12,241,270
2.88%, 05/15/2043 - 08/15/2045 (C) (L)	25,500,000	29,263,477
3.00%, 05/15/2045 (L)	21,700,000	25,472,070
3.13%, 08/15/2044 (L)	37,900,000	45,266,812
3.38%, 05/15/2044 (L)	39,700,000	49,240,406
3.75%, 11/15/2043 (L)	5,800,000	7,571,719
4.25%, 05/15/2039 (L)	2,000,000	2,720,859
4.38%, 11/15/2039	800,000	1,106,719
4.50%, 08/15/2039 (L)	3,100,000	4,346,176
4.63%, 02/15/2040	1,100,000	1,569,348
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (O)	5,600,000	5,692,531
1.75%, 06/30/2024 (C) (L)	19,500,000	20,184,023
1.88%, 07/31/2022 - 08/31/2022 (L) (M) (N)	48,800,000	49,548,570
2.00%, 10/31/2022	200,000	204,078
2.25%, 10/31/2024 (L) (M) (N) (O)	14,500,000	15,254,453
2.25%, 08/15/2027 (C) (L)	39,100,000	41,533,058
2.63%, 02/15/2029 (L)	22,800,000	24,838,641

Total U.S. Government Obligations (Cost $406,486,653)		417,132,605

	Shares	Value
PREFERRED STOCK - 0.9%
Wireless Telecommunication Services - 0.9%
AT&T Mobility II LLC,
Series A, 7.00% (P) (Q) (R)	696,035	18,282,154

Total Preferred Stock (Cost $18,826,297)		18,282,154

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Israel - 0.6%
Bank of Israel Bill - Makam
0.00% (R), 03/02/2022 - 04/06/2022	ILS 35,500,000	11,009,678

Total Short-Term Foreign Government Obligations (Cost $10,708,932)		11,009,678

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Cash Management Bill
0.04% (R), 01/11/2022	$ 8,300,000	8,299,142
0.05% (R), 01/25/2022	12,000,000	11,998,202
U.S. Treasury Bill
0.03% (R), 11/18/2021 (M) (O)	2,600,000	2,599,896
0.03% (R), 11/26/2021	600,000	599,964
0.03% (R), 10/07/2021 (M)	800,000	799,996
0.04% (R), 12/02/2021	1,100,000	1,099,943
0.05% (R), 10/07/2021 - 03/31/2022	3,711,000	3,710,127
0.05% (R), 03/03/2022 (O)	1,200,000	1,199,770

Total Short-Term U.S. Government Obligations (Cost $30,307,002)		30,307,040

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (R)	26,595,352	$ 26,595,352

Total Other Investment Company (Cost $26,595,352)		26,595,352

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (R), dated 09/30/2021, to be repurchased at $5,323,578 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $5,430,116.	$ 5,323,578	5,323,578

Total Repurchase Agreement (Cost $5,323,578)		5,323,578

Total Investments Excluding Swaptions Purchased (Cost $2,155,252,102)		2,211,134,231
Total Swaptions Purchased - 0.0% (Cost $676,200)		512,015

Total Investments (Cost $2,155,928,302)		2,211,646,246
Net Other Assets (Liabilities) - (11.8)%		(234,227,949)

Net Assets - 100.0%		$ 1,977,418,297

Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	GSB	12-Month GBP-SONIA	Pay	0.01%	03/15/2022	GBP	6,400,000	$676,200	$512,015

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	100.22	11/03/2021	USD	1,600,320,000	16,000,000	$(58,750)	$(67,958)
Call - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	101.73	10/07/2021	USD	551,100,000	5,500,000	(7,734)	(2)
Call - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	101.47	11/03/2021	USD	500,100,000	5,000,000	(15,625)	(2,381)
Call - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	102.67	10/07/2021	USD	521,040,000	5,200,000	(11,781)	—
Call - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	103.73	10/07/2021	USD	515,250,000	5,000,000	(14,063)	(421)
Call - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	104.32	10/07/2021	USD	618,300,000	6,000,000	(10,781)	(2)
Put - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	100.67	10/07/2021	USD	521,040,000	5,200,000	(18,281)	(24,220)

Total								$(137,015)	$(94,984)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating RateIndex	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01%	03/15/2022	GBP	17,300,000	$(657,399)	$(604,194)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(794,414)	$(699,178)

Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AES Corp., 2.45%, 01/15/2031	5.00%	Quarterly	12/20/2025	0.66%	USD	4,500,000	$816,705	$763,456	$53,249
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	0.77	USD	500,000	6,091	5,781	310
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.35	USD	3,600,000	53,232	(60,256)	113,488
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.42	USD	4,500,000	75,468	(47,374)	122,842
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	0.70	USD	4,600,000	68,597	37,428	31,169
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.12	EUR	6,400,000	49,556	4,767	44,789
Verizon Communications, Inc., 4.13%, 03/16/2017	1.00	Quarterly	12/20/2026	0.53	USD	4,800,000	115,721	116,983	(1,262)

Total							$1,185,370	$820,785	$364,585

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 35	5.00%	Quarterly	06/20/2026	EUR	15,800,000	$2,164,788	$2,103,851	$60,937
Markit iTraxx® Europe Crossover - Series 36	5.00	Quarterly	12/20/2026	EUR	28,600,000	3,968,402	4,092,648	(124,246)

Total						$6,133,190	$6,196,499	$(63,309)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.30%	Semi-Annually	09/20/2027	JPY	2,830,000,000	$(393,564)	$(20,036)	$(373,528)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	03/17/2051	JPY	274,000,000	126,175	148,136	(21,961)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	4,170,000,000	866,175	138,871	727,304
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,150,000,000	(296,914)	(58,658)	(238,256)
6-Month JPY-LIBOR	Pay	0.52	Semi-Annually	03/16/2051	JPY	185,000,000	5,364	—	5,364
6-Month JPY-LIBOR	Pay	0.54	Semi-Annually	03/15/2051	JPY	712,570,000	(11,786)	(7,099)	(4,687)
6-Month JPY-LIBOR	Pay	0.56	Semi-Annually	03/17/2051	JPY	626,000,000	(40,142)	—	(40,142)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	03/19/2051	JPY	266,000,000	(26,010)	—	(26,010)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	04/07/2051	JPY	117,000,000	(14,416)	—	(14,416)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	234,000,000	(159,864)	20,754	(180,618)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	76,430,000	(58,315)	222	(58,537)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(252,943)	851	(253,794)
12-Month GBP-SONIA	Pay	0.75	Annually	03/16/2052	GBP	31,400,000	2,913,024	(55,904)	2,968,928
BRL-CDI	Pay	2.85	Maturity	01/03/2022	BRL	79,700,000	206,745	(120)	206,865
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	54,000,000	137,700	—	137,700
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	29,100,000	75,363	(383)	75,746
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	34,600,000	89,842	(10)	89,852
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	20,200,000	51,538	(5)	51,543
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	28,000,000	71,221	—	71,221
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	200,000	512	—	512
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	22,000,000	55,024	—	55,024
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	9,100,000	(17,075)	—	(17,075)
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	200,900,000	(373,239)	(709)	(372,530)
BRL-CDI	Receive	3.36	Maturity	01/03/2022	BRL	1,003,800,000	(1,105,500)	52,431	(1,157,931)
BRL-CDI	Receive	3.70	Maturity	01/03/2022	BRL	175,400,000	(277,097)	(9,322)	(267,775)
BRL-CDI	Receive	3.98	Maturity	01/03/2022	BRL	77,600,000	(99,592)	—	(99,592)

Total							$1,472,226	$209,019	$1,263,207

Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (T)	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	1.29%	USD 6,400,000	$ (48,669)	$ (138,644)	$ 89,975

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD 2,162,294	$ (59,209)	$ (439,768)	$ 380,559

Value
OTC Swap Agreements, at value (Liabilities)	$(107,878)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	1,722	12/21/2021	$229,569,516	$226,631,344	$—	$(2,938,172)
30-Year U.S. Treasury Bond	80	12/21/2021	13,078,858	12,737,500	—	(341,358)
U.S. Treasury Ultra Bond	45	12/21/2021	8,973,313	8,597,812	—	(375,501)

Total					$—	$(3,655,031)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
German Euro BUXL	(29)	12/08/2021	$(7,018,039)	$(6,830,627)	$187,412	$—

Total Futures Contracts					$187,412	$(3,655,031)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/17/2021	USD	1,057,856	JPY	116,586,018	$ 9,971	$ —
BCLY	11/17/2021	GBP	779,000	USD	1,064,463	—	(14,805)
BNP	10/04/2021	USD	40,758,172	BRL	221,700,000	79,539	—
BNP	10/04/2021	BRL	221,700,000	USD	40,739,004	—	(60,372)
BNP	10/05/2021	USD	9,467,549	MXN	191,200,000	213,623	—
BNP	10/05/2021	MXN	191,200,000	USD	9,417,995	—	(164,069)
BNP	11/17/2021	USD	5,933,887	AUD	8,069,000	99,247	—
BNP	01/12/2022	MXN	191,200,000	USD	9,336,940	—	(210,134)
BNP	04/04/2022	USD	16,649,111	BRL	93,886,000	35,442	—
BNP	07/05/2022	USD	16,687,003	BRL	95,730,000	107,158	—
BOA	10/19/2021	USD	3,334,163	PEN	13,012,239	188,413	—
BOA	11/12/2021	USD	207,787	ILS	672,443	—	(861)
CITI	10/12/2021	USD	432,664	PEN	1,710,320	19,118	—

Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/20/2021	CLP	5,286,544,700	USD	6,875,465	$ —	$ (368,499)
CITI	10/27/2021	USD	2,148,079	PEN	8,401,781	117,314	—
CITI	11/17/2021	USD	91,330,861	GBP	65,860,000	2,588,274	—
CITI	11/17/2021	GBP	6,360,000	USD	8,630,265	—	(60,528)
CITI	11/17/2021	AUD	9,485,000	USD	6,882,488	—	(23,948)
CITI	11/30/2021	USD	11,320,647	ILS	37,010,100	—	(165,504)
CITI	12/09/2021	USD	2,340,206	PEN	8,602,364	264,697	—
CITI	03/02/2022	USD	5,434,167	ILS	18,007,200	—	(162,134)
CITI	03/08/2022	USD	1,773,134	PEN	7,316,484	18,888	—
CITI	04/06/2022	USD	5,340,332	ILS	17,500,000	—	(101,532)
CITI	05/31/2022	USD	380,578	PEN	1,572,965	6,473	—
GSB	10/04/2021	USD	24,378,495	BRL	130,546,842	425,104	—
GSB	10/04/2021	BRL	65,273,421	USD	12,335,523	—	(358,827)
GSB	11/03/2021	BRL	65,273,421	USD	12,132,493	—	(209,525)
GSB	11/12/2021	USD	1,750,203	PEN	6,560,286	165,336	—
GSB	11/17/2021	AUD	3,280,000	USD	2,379,991	—	(8,245)
GSB	01/24/2022	USD	3,241,734	PEN	13,386,092	22,427	—
GSB	07/05/2022	USD	36,541,530	BRL	208,400,000	447,936	—
HSBC	10/04/2021	USD	149,226	CAD	188,000	799	—
HSBC	11/17/2021	GBP	945,000	USD	1,285,181	—	(11,848)
HSBC	01/31/2022	USD	5,307,323	ILS	17,412,000	—	(101,312)
JPM	10/04/2021	USD	39,084,671	BRL	221,700,000	—	(1,593,962)
JPM	10/04/2021	BRL	221,700,000	USD	40,758,172	—	(79,539)
JPM	11/17/2021	AUD	15,220,000	USD	11,064,563	—	(59,082)
JPM	01/04/2022	USD	2,221,639	BRL	12,700,000	—	(71,029)
SCB	11/17/2021	AUD	3,572,000	USD	2,569,700	13,190	—
UBS	11/17/2021	USD	60,164,916	EUR	51,172,000	834,871	—
UBS	11/17/2021	GBP	730,000	USD	1,007,083	—	(23,450)

Total						$ 5,657,820	$ (3,849,205)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$239,306,569	$—	$239,306,569
Corporate Debt Securities	—	775,754,064	—	775,754,064
Foreign Government Obligations	—	155,478,076	—	155,478,076
Loan Assignment	—	4,138,579	—	4,138,579
Mortgage-Backed Securities	—	206,278,660	—	206,278,660
Municipal Government Obligations	—	11,560,735	—	11,560,735
U.S. Government Agency Obligations	—	309,967,141	—	309,967,141
U.S. Government Obligations	—	417,132,605	—	417,132,605
Preferred Stock	—	18,282,154	—	18,282,154
Short-Term Foreign Government Obligations	—	11,009,678	—	11,009,678
Short-Term U.S. Government Obligations	—	30,307,040	—	30,307,040
Other Investment Company	26,595,352	—	—	26,595,352
Repurchase Agreement	—	5,323,578	—	5,323,578
Over-the-Counter Interest Rate Swaptions Purchased	—	512,015	—	512,015

Total Investments	$26,595,352	$2,185,050,894	$—	$2,211,646,246

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$7,318,560	$—	$7,318,560
Centrally Cleared Interest Rate Swap Agreements	—	4,598,683	—	4,598,683
Futures Contracts (X)	187,412	—	—	187,412
Forward Foreign Currency Contracts (X)	—	5,657,820	—	5,657,820

Total Other Financial Instruments	$187,412	$17,575,063	$—	$17,762,475

Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Over-the-Counter Options Written	$—	$(94,984)	$—	$(94,984)
Over-the-Counter Interest Rate Swaptions Written	—	(604,194)	—	(604,194)
Centrally Cleared Interest Rate Swap Agreements	—	(3,126,457)	—	(3,126,457)
Over-the-Counter Credit Default Swap Agreements	—	(107,878)	—	(107,878)
Futures Contracts (X)	(3,655,031)	—	—	(3,655,031)
Forward Foreign Currency Contracts (X)	—	(3,849,205)	—	(3,849,205)

Total Other Financial Instruments	$(3,655,031)	$(7,782,718)	$—	$(11,437,749)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $502,253,726, representing 25.4% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $116,207,998, collateralized by cash collateral of $26,595,352 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $92,007,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $87,914,548, representing 4.4% of the Portfolio’s net assets.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2021, the total value of such securities is $403,106, representing less than 0.1% of the Portfolio’s net assets.
(F)	Non-income producing securities.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2021; the maturity date disclosed is the ultimate maturity date.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2021, the total value of such securities is $5,206,008, representing 0.3% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2021 was $8,751,424 at a weighted average interest rate of 0.4%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $16,045,033.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,364,982.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,271,490.
(P)	Restricted security. At September 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Preferred Stock	AT&T Mobility II LLC Series A 7.00%, 10/20/2022	09/24/2020	$18,826,297	$18,282,154	0.9%

(Q)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the value of the security is $18,282,154, representing 0.9% of the Portfolio’s net assets.
(R)	Rates disclosed reflect the yields at September 30, 2021.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFRA	Secured Overnight Financing Rate Average
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 16

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 17

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 18